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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Adrian Brungger

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:  /s/   ADRIAN BRUNGGER
                                        ----------------------------------------

                                            Zug, Switzerland, November 14, 2002




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $881,267
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE


        COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
        --------         --------    --------   --------           --------          --------   --------         --------
                         TITLE OF                VALUE       SHS OR     SH/    PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER        CLASS       CUSIP    (x$1000)     PRN AMT    PRN    CALL DISCRETION  MANAGERS   SOLE      SHARED    NONE
     --------------        -----       -----    --------     -------    ---    ---- ----------  --------   ----      ------    ----
Adolor Corp.                COM      00724X102     24,430    1,742,500   SH           DEFINED      3      1,742,500   NONE    NONE

Amgen Inc.                  COM     00075886F1    251,660    6,035,000   SH           DEFINED      1      6,035,000   NONE    NONE

CV Therapeutics, Inc.       COM      12666710      38,958    1,863,147   SH           DEFINED      3      1,863,147   NONE    NONE

Cell Therapeutics, Inc.     COM      150934107      4,050      920,500   SH           DEFINED      3        920,500   NONE    NONE

Cephalon Inc.               COM      156708109     10,687      261,800   SH           DEFINED      1        261,800   NONE    NONE

Cubist Pharmaceuticals,
Inc.                        COM      229678107      5,723    1,120,000   SH           DEFINED      3      1,120,000   NONE    NONE

Durect Corporation          COM      266605104      6,990    2,254,957   SH           DEFINED      3      2,254,957   NONE    NONE

Endo Pharmaceuticals        COM      29264P104      9,272    1,087,000   SH           DEFINED      3      1,087,000   NONE    NONE

Enzon                       COM      293904108      6,205      322,500   SH           DEFINED      3        322,500   NONE    NONE

Genentech                   COM      812578102     32,630    1,000,000   SH           DEFINED      1      1,000,000   NONE    NONE

IDEC Pharmaceuticals        COM      449370105    211,752    5,100,000   SH           DEFINED      1      5,100,000   NONE    NONE

IDEC Pharmaceuticals       LYON      449370AD7     23,849   42,000,000  PRN           DEFINED      3     42,000,000   NONE    NONE
                         ZERO CPN

Medicines Company (The)     COM      584688105     34,970    3,185,500   SH           DEFINED      3      3,185,500   NONE    NONE

MedImmune                   COM      584699102     84,621    4,045,000   SH           DEFINED      1      4,045,000   NONE    NONE

Neurocrine Biosciences      COM      64125C109     76,703    1,870,800   SH           DEFINED      3      1,870,800   NONE    NONE

Pozen, Inc.                 COM      73941U102     14,196    2,800,000   SH           DEFINED      3      2,800,000   NONE    NONE

Regeneron                   COM      75886F107      3,240      240,000   SH           DEFINED      3        240,000   NONE    NONE
Pharmaceuticals, Inc.

Serono SA                   ADR      81752M101      6,035      500,000   SH           DEFINED      1        500,000   NONE    NONE

3-Dimensional               COM      88554W104      8,466    2,850,483   SH           DEFINED      3      2,850,483   NONE    NONE
Pharmaceuticals, Inc.

Transkaryotic Therapies     COM      89373510      22,684      699,900   SH           DEFINED      2        699,900   NONE    NONE

Virologic                   COM      92823R201      4,146    3,605,004   SH           DEFINED      3      3,605,004   NONE    NONE
